UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (219) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   November 1, 2001

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     29 items

Form 13F Information Table Value Total:  $176,661 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

                               TITLE
                               OF        CUSIP      VALUE    SHRS OR   SH/PRN PUT/    INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS                (X$1000) PM AMT           CALL    DISCRETION  MANAGERS  SOLE     SHARED  NONE

AMERICAN EXPRESS CO COM        COM        25816109     955      32,850                SOLE                     32,850
ATLANTIS PLASTICS INC COM      COM        49156102      30      10,400                SOLE                     10,400
BANK ONE CORP COM              COM       06423A103     417      13,259                SOLE                     13,259
BERKSHIRE HATHAWAY INC DEL
  CLB                          COM        84670207  10,129       4,347                SOLE                      4,248            99
CLAYTON HOMES INC COM          COM       184190106  20,059   1,644,150                SOLE                  1,605,200        38,950
DOLLAR GEN CORP COM            COM       256669102   9,706     829,585                SOLE                    806,760        22,825
DOVER CORP COM                 COM       260003108  14,056     466,820                SOLE                    453,010        13,810
EMMIS COMMUNICATIONS CORP
  CLA                          COM       291525103   5,749     398,700                SOLE                    387,400        11,300
FRANKLIN ELEC INC COM          COM       353514102     281       3,900                SOLE                      3,900
GAP INC DEL COM                COM       364760108  13,171   1,102,150                SOLE                  1,072,925        29,225
GILLETTE CO COM                COM       375766102     250       8,400                SOLE                      8,400
HEARTLAND EXPRESS INC COM      COM       422347104  10,741     467,210                SOLE                    456,385        10,825
HON INDS INC COM               COM       438092108  15,335     698,325                SOLE                    682,075        16,250
KAYDON CORP COM                COM       486587108     707      33,800                SOLE                     33,600           200
KEYCORP NEW COM                COM       493267108     218       9,038                SOLE                      9,038
LAMAR ADVERTISING CO CL A      COM       512815101  16,379     540,200                SOLE                    526,400        13,800
LEGGETT & PLATT INC COM        COM       524660107  13,382     686,250                SOLE                    672,650        13,600
MCDONALDS CORP COM             COM       580135101  15,483     570,485                SOLE                    558,570        11,915
MERCURY GENL CORP NEW
  COM                          COM       589400100   9,240     232,750                SOLE                    228,400         4,350
MUELLER INDS INC COM           COM       624756102     501      17,471                SOLE                     17,471
QUALITY DINING INC COM         COM       74756P105     125      50,000                SOLE                          0        50,000
SCHERING PLOUGH CORP COM       COM       806605101     297       8,000                SOLE                      8,000
SKYLINE CORP COM               COM       830830105     481      18,000                SOLE                     18,000
SUPREME INDS INC CL A          COM       868607102     106      31,500                SOLE                     31,500
TORCHMARK CORP COM             COM       891027104     484      12,400                SOLE                     12,400
UNION ACCEP CORP CL A          COM       904832102   3,775     629,176                SOLE                    615,476        13,700
WABASH NATL CORP COM           COM       929566107   5,482     794,432                SOLE                    781,365        13,067
DISNEY WALT CO COM DISNEY      COM       254687106   8,563     459,900                SOLE                    446,200        13,700
WELLS FARGO & CO NEW COM       COM       949746101     560      12,600                SOLE                     12,600